Lease (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Supplemental Balance Sheet Information Related to Leases
The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

As of December 31, 2020
RMB

Operating lease right-of-use assets	267,352
Operating lease liabilities	264,869

Summary of Lease Cost	For the years ended December 31, 2020, total lease cost is comprised of the following:

For the years ended December 31, 2020
RMB

Operating lease cost	8,293
Short term lease cost	622

Total lease cost	8,915

Summary of Operating Lease Liabilities
The following table presents the maturity of the Group’s operating lease liabilities as of December 31, 2020:

As of December 31, 2020
RMB

2021	25,598
2022	21,922
2023	21,126
2024	33,303
2025	35,268
Thereafter	210,502

Total operating lease payments (undiscounted)	347,719
Less: Imputed interest	(82,850)

Total operating lease liabilities (discounted)	264,869

Summary of Supplemental Cash Flow Information Related to the Operating Leases	Supplemental cash flow information related to the operating leases was as follow (in thousands):

As of December 31, 2020
RMB

Cash paid for amounts included in operating lease liabilities	11,383